Vulnerability Due to Certain Concentrations	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Vulnerability Due to Certain Concentrations
Vulnerability due to certain concentrations
We rely on outside vendors for components and subassemblies used in our systems including the design thereof, each of which is obtained from a single supplier or a limited number of suppliers. Our reliance on a limited group of suppliers involves several risks, including a potential inability to obtain an adequate supply of required components, reduced control over pricing and the risk of untimely delivery of these components and subassemblies.
Carl Zeiss SMT GmbH, in which ASML owns an indirect interest of 24.9 percent, is our single supplier, and we are their single customer, of Optical Columns for lithography systems. Carl Zeiss SMT GmbH is capable of developing and producing these items only in limited numbers and only through the use of manufacturing and testing facilities in Oberkochen and Wetzlar, Germany.
In 2017, 26.6 percent of our aggregate cost of system sales was purchased from Carl Zeiss SMT GmbH (2016: 27.6 percent; 2015: 26.2 percent).
Our relationship with Carl Zeiss AG is structured as a strategic alliance pursuant to several agreements executed in 1997 and subsequent years. These agreements define a framework in all areas of our business relationship. The partnership between ASML and Carl Zeiss AG is run under the principle of ‘two companies, one business’ and is focused on continuous improvement of operational excellence. Pursuant to these agreements, ASML and Carl Zeiss AG have agreed to continue their strategic alliance until either party provides at least three years notice of its intent to terminate.
A constraint in the production could result in limited availability of Optical Columns. During 2017, our production was not limited by the deliveries from Carl Zeiss SMT GmbH.
For further information on the relationship between ASML and Carl Zeiss SMT GmbH reference is made to Note 10 Equity method investments and Note 29 Related party transactions.